Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Acquistion of Bookmakers Company US, LLC	$ 26,161
Payments of Stock Issuance Costs		$ 1,040,127